Cash generated from operations	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Cash generated from operations	Cash generated from operations

(in €‘000)	Notes	2023	2022	2021
Loss before income tax		(109,778)	(304,656)	(319,320)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	25	—	1,730	—
Loss on extinguishment of old facility	25	—	2,832	—
Fair value (gains)/losses on derivatives (purchase options)	7	—	(3,787)	(2,900)
Fair value (gains)/losses on derivatives (power purchase agreements)	7	7,442	—	—
Fair value (gains)/losses on Public and Private warrant liabilities	27	6,273	(27,103)	—
Other finance (income)/costs	12	31,535	12,221	15,340
Share-based payment expenses	4, 11	21,120	258,089	291,837
Depreciation, impairments and reversal of impairments of property, plant and equipment	9 , 10 , 15	20,222	16,749	5,596
Depreciation and impairments of right-of-use of assets	9 , 10 , 17	8,537	6,710	3,408
Amortization and impairments of intangible assets	9 , 10, 16	3,635	3,691	2,720
Net (gain)/loss on disposal of property, plant and equipment	7	7,975	10,473	210
Movements in working capital:
Decrease/(increase) in inventories	18	(8,087)	(16,788)	(4,306)
Decrease/(increase) in other financial assets	19	(9,491)	(3,312)	(2,563)
Decrease/(increase) in trade and other receivables, contract assets, and prepayments and other assets	6 , 20 , 21	(20,490)	(21,664)	(21,315)
Increase/(decrease) in trade and other payables and contract liabilities	6 , 28	7,828	(31,031)	28,562
Increase/(decrease) in provisions and other liabilities	26	2,597	142	(190)
Cash generated from/(used in) operations		(30,681)	(95,704)	(2,921)